SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Schedule of Share-based compensation recognized in operating expenses

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Research and development expenses	145,226	201,033	230,830
General and administrative expenses	44,099	69,560	81,966
Selling and marketing expenses	15,204	20,238	22,130
Total share-based compensation expenses	204,529	290,831	334,926

Schedule of the stock option activity under the 2014 and 2019 Share Incentive Plan

	Options granted	Weighted average
	share number	exercise price per option (US$)
Outstanding at December 31, 2021	13,341,466	0.5703
Exercised	(2,968,984)	0.6110
Forfeited	(386,336)	0.6381
Outstanding at December 31, 2022	9,986,146	0.5556
Exercised	(2,560,304)	0.5574
Granted	128,000	0.6500
Forfeited	(294,480)	0.6368
Outstanding at December 31, 2023	7,259,362	0.5533
Exercised	(3,944,400)	0.5205
Forfeited	(656,080)	0.3667
Outstanding at December 31, 2024	2,658,882	0.6480

Schedule of share options outstanding

	As of December 31, 2024
			Weighted-
			average
		Weighted-	remaining
		average	exercise
	Options	exercise price	contractual life	Aggregate
	number	per option	(years)	intrinsic value
		US$		US$ in thousand
Options
Outstanding	2,658,882	0.6480	3.89	24,863
Exercisable	2,590,210	0.6492	3.83	24,217
Expected to vest	68,672	0.6020	6.14	645

Schedule of fair value of options granted using the binomial option pricing model

	2022	2023	2024

Risk-free interest rate	NA	4.13%	NA
Expected term (in years)	NA	4.00	NA
Expected dividend yield	NA	0%	NA
Expected volatility	NA	40%	NA
Expected forfeiture rate (post-vesting)	NA	15%	NA

Schedule of activities of the restricted share units granted to employees under the plan

		Weighted -
		average grant date
	Shares awarded number	fair value per share(US$)
Outstanding at January 1, 2022	16,961,864	5.6793
Vested	(3,138,104)	5.7371
Granted	14,357,520	5.0877
Forfeited	(1,489,032)	5.5209
Outstanding at December 31, 2022	26,692,248	5.3631
Vested	(5,683,896)	5.0877
Granted	8,769,800	6.1047
Forfeited	(2,500,424)	5.2052
Outstanding at December 31, 2023	27,277,728	5.6734
Vested	(6,826,392)	6.1047
Granted	2,225,760	9.3712
Forfeited	(2,665,656)	5.2956
Outstanding at December 31, 2024	20,011,440	5.9879